CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating Activities:
Net loss	$ (708,065)	$ (354,220)	$ (1,950,587)	$ (3,736,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	20,328	50,811	101,360	86,491
Depreciation and amortization	83,748	81,192	331,927	314,962
Credit loss expense/(recoveries)	24,060	(10,991)	19,505	78,786
Change in fair value of earn-out consideration			0	(70,000)
Goodwill impairment	225,000	0	200,000	0
Changes in operating assets and liabilities:
Accounts receivable	(216,388)	975,521	1,521,057	(619,542)
Contract assets	388,290	(364,208)	(297,248)	(366,910)
Prepaid expenses and other current assets	34,421	(26,578)	(60,851)	51,063
Accounts payable	46,517	(119,880)	(391,868)	269,724
Deferred income	(120,832)	(47,002)	102,032	(141,471)
Net changes in operating lease liabilities	214	4,385	12,161	28,471
Accrued expenses and other current liabilities	(130,616)	(859,402)	(739,283)	182,433
Net cash used in operating activities-continuing operations	(353,323)	(670,372)	(1,151,795)	(3,922,650)
Net cash (used in) / provided by operating activities-discontinued operations	(80,960)	576,342	1,671,565	5,072,877
Net cash used in operating activities	(434,283)	(94,030)	519,770	1,150,227
Investing Activities:
Purchases of property and equipment	(5,418)	(19,514)	(65,154)	(136,082)
Net cash used in investing activities	(5,418)	(19,514)	(65,154)	(136,082)
Financing Activities:
Repayment of note payable to Forward China (related party)	0	(250,000)	(500,000)	(300,000)
Net cash used in financing activities	0	(250,000)	(500,000)	(300,000)
Net decrease in cash	(439,701)	(363,544)	(45,384)	714,145
Cash at beginning of period	2,777,125	2,822,509	2,822,509	2,108,364
Cash at end of period	2,337,424	2,458,965	2,777,125	2,822,509
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	11,967	19,010	62,662	104,201
Cash paid for taxes			7,069	10,271
Supplemental Disclosures of Non-Cash Information:
Conversion of accounts payable to convertible preferred stock			$ 2,200,000	$ 0
Operating lease assets obtained in exchange for operating lease liabilities	$ 157,424	$ 0